UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN NEW TECHNOLOGIES FUND, INC.
Schedule of Investments (unaudited) (liquidation basis (Note 1))
September 30, 2004

	Shares, Warrants or Principal Amount		Acquisition Date*	Cost	Value
Restricted Securities# 85.7%
Convertible Preferred Stocks 73.4%
Application Software 7.8%
Gateway Learning (Series D)Ø	1,441,442	shs.	3/22/00	$ 6,400,003	$2,998,199
Index Stock Imagery (Series A Sr.)Ø	1,356,509		3/20/02 to 4/16/04	3,962,029	813,905
ProAct Technologies (Series C)	1,600,000		3/23/00	6,403,998	352,000
Sensable Technologies (Series C)Ø	489,458		4/5/00	1,625,001	127,259
					4,291,363
Communications Equipment
Geographic Network Affiliates International (Series A)Ø	63,200		12/29/99	6,326,044	-
Geographic Network Affiliates International (Series B)	316,000		12/5/01	-	-
					-
Health Care Equipment and Supplies 46.2%
Bernard Technologies (Series D)Ø	1,436,364		11/8/99	3,957,011	-
GMP Companies (Series A)Ø	1,092,000		9/15/99	5,473,006	25,410,840
					25,410,840
Internet Software and Services 12.5%
Adexa (Series C)	98,003		8/24/00	1,244,950	88,203
Adexa (Series E)	59,394	†	7/12/02	75,438	42,170
ePolicy.com (Series B)	562,113		5/2/00	1,999,998	297,920
EverAd (Series B)	1,193,800		2/16/00	3,163,437	405,892
Global Commerce Systems (Series A)	1,746		4/6/00	30,005	-
Global Commerce Systems (Series D)	1,125,148		4/6/00	5,474,826	-
Homegain.com ( Series C)Ø	711,000		12/29/99	7,110,000	1,194,480
iBiquity Digital (Series A)	383,495		1/19/00	3,559,221	1,472,620
iBiquity Digital (Series C)	464,144		4/24/02	1,424,923	1,424,922
Infomediary Technology Solutions (Series A Sr.)	1,660,130		10/6/00	1,001,515	2,656
MaMaMedia (Series D)	622,222		8/6/99	3,365,302	-
NeoPlanet (Series C)Ø	1,344,302		2/18/00	6,319,998	24,171
OurHouse (Series D)	1,316,666		2/11/00	7,899,996	-
The Petroleum Place (Series C)	68,505		3/7/00	4,050,016	1,148,144
QuinStreet (Series B)	166,102		5/25/00	490,001	742,476
Techies.com (Series C)	743,529		1/27/00	6,320,139	-
UGO Networks (Series II)	290,162		1/30/01	575,174	40,623
					6,884,277
IT Services 5.5%
LifeMasters Supported SelfCare (Series E)Ø	510,318		1/31/00	4,082,544	3,005,773
Systems Software 1.3%
Enterworks (Series A)	2,747,826		12/30/99	3,160,000	-
FlashPoint Technology (Series E)Ø	1,037,037		9/10/99	4,203,479	195,813
NSI Software (Series B)	222,934		4/14/00 to 11/13/02	1,886,996	519,436
					715,249
Wireless Telecommunication Services 0.1%
fusionOne (Series D)	345,420		9/13/00 to 10/11/00	1,875,631	48,359
Total Convertible Preferred Stocks (Cost $103,460,681)					40,355,861

Limited Partnerships 8.4%
Multi-Sector Holdings 8.4%
Asia Internet Capital Ventures			8/15/00	336,742	192,090
Compass Venture Partners			11/22/99 to 2/21/02	458,086	172,845
Edison Venture Fund IV			10/18/99 to 12/19/02	2,416,227	1,651,570
InnoCal II			6/9/00 to 4/26/04	1,074,733	826,801
Walden VC II			5/17/00 to 6/15/04	3,690,428	1,795,005
Total Limited Partnerships (Cost $7,976,216)					4,638,311

Common Stocks and Warrants 3.4%
Communications Equipment
Silicon Wave	1,471,060		12/6/99 to 8/18/00	7,243,674	-
Viadux	1,654		12/10/99	790,001	-
WaveSplitter Technologies	7,322		9/22/00	625,811	-
					-
Health Care Equipment and Supplies 0.1%
Cardiac Science	50,521		6/23/00	334,809	74,011
Internet Software and Services 0.1%
Arzoon	2,252		4/11/00	1,000,370	-
etang.com	71,457		1/6/00	-	14,291
Interactive Video Technologies	66,530		12/23/99	5,135,000	25,281
Moai Technologies	131,177		1/25/00	6,320,002	656
Qpass	38,279		5/2/00 to 5/11/01	2,160,000	17,226
Sun Hill Software	452,175		11/2/99 to 8/4/00	3,798,333	-
UGO Networks	44,350		11/12/99	3,162,334	-
					57,454
IT Services 1.4%
Access DataØ	3,190,909		3/29/00	5,265,000	765,818
Axentis	67,828		6/23/00	24,849	-
					765,818
Multi-Sector Holdings 0.3%
Tower Gate (Series E) United Kingdom)	202,053		7/26/00	306,495	157,231

Systems Software 1.0%
CoventorØ	4,196,058		3/8/00	5,265,002	503,527
DecisionPoint Applications	269,231		4/20/00	1,751,523	43,642
Entegrity Solutions	59,413		2/16/00	3,195,221	-
NSI Software	10,424		4/14/00	40,207	5,108
					552,277
Wireless Telecommunication Services 0.5%
ART Advanced Recognition Technologies	131,200		12/6/99	3,285,655	22,304
GoSolutionsØ	342,411		4/3/00 to 3/19/01	2,967,018	102,724
GoSolutions	226,745	wts.	5/24/01	57,500	133,780
					258,808

Total Common Stocks and Warrants (Cost $52,728,804)					1,865,599

Convertible Promissory Notes 0.5%
Communications Equipment 0.5%
Geographic Network Affiliates International 9%, payable on demand	$1,011,200	†	12/5/01 to 3/12/02	1,011,593	293,248

Internet Software and Services
Techies.com:
9%, payable on demand	771,976	†	6/7/00	771,976	-
9%, due 2/20/2006	421,333		2/22/01	425,568	-
9%, due 2/20/2008	210,666		6/7/00	210,666	-
					-
Total Convertible Promissory Notes (Cost $2,419,803)					293,248

Total Restricted Securities (Cost $166,585,504)					47,153,019

Short-Term Holdings 23.4%
Repurchase Agreement 16.1%
State Street Bank & Trust 1.58%, dated 9/30/2004, maturing 10/1/2004, in the amount of $8,872,389, collateralized by: $9,190,000 US Treasury Notes 1.625%, 9/30/2005, with a fair market value of $9,138,306	8,872,000			8,872,000	8,872,000
US Government Securities 7.3%
US Treasury Bills 1.13%, 10/28/2004	4,000,000			3,996,610	3,996,610
Total Short-Term Holdings (Cost $12,868,610)					12,868,610
Total Investments (Cost $179,454,114) 109.1%					60,021,629
Other Assets Less Liabilities (9.1)%					(4,996,934)
Net Assets 100.0%					$55,024,695
___________________

*	Required disclosure for restricted securities only.
#	Restricted securities listed above are non-income producing and were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these investments including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.
Ø	Affiliated issuer (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with aggregate cost of $62,956,135 and value of $35,142,509.
†	Warrants attached.

See accompanying notes.

Seligman New Technologies Fund, Inc.
Notes to Schedule of Investments (unaudited) (liquidation basis (Note 1))
September 30, 2004

1.	Liquidation — On February 25, 2004, the stockholders of Seligman New Technologies Fund, Inc. (the “Fund”) approved two proposals: (i) a plan of liquidation and dissolution of the Fund; and (ii) the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock. As a result, the last quarterly share repurchase offer was completed on January 9, 2004, and the Fund changed its basis of accounting from the going concern basis to the liquidation basis.

2.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund is invested will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale. At September 30, 2004, market quotations were not readily available for venture capital securities valued at $47,153,019 (approximately 86% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

3.	At September 30, 2004, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$179,454,114	$20,280,880	$139,713,365	$(119,432,485)

3.	Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the nine months ended September 30, 2004, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions		Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value
Access Data (common stock)	3,190,909	-		-	3,190,909	-	$765,818
Bernard Technologies (Series D)	1,436,364	-		-	1,436,364	-	-
Conventor (common stock)	4,196,058	-		-	4,196,058	-	503,527
FlashPoint Technology (Series E)	1,037,037	-		-	1,037,037	-	195,813
Gateway Learning (Series D)	1,441,442	-		-	1,441,442	-	2,998,199
Geographic Network Affiliates International (Series A)	63,200	-		-	63,200	-	-
GMP Companies (Series A)	1,092,000	-		-	1,092,000	-	25,410,840
GoSolutions (common stock)	342,411	-		-	342,411	-	102,724
Homegain.com (Series C)	711,000	-		-	711,000	-	1,194,480
Index Stock Imagery (Series A Sr.)	-	1,356,509	*	-	1,356,509	-	813,905
LifeMasters Supported SelfCare (Series E)	510,318	-		-	510,318	-	3,005,773
Knowledge Mechanics Group (common stock)	1,206,931	-		1,206,931	-	$(1,777,501)	-
Knowledge Mechanics Group (Series B)	241,387	-		241,387	-	(1,777,501)	-
NeoPlanet (Series C)	-	1,344,302	**	-	1,344,302	-	24,171
Sensable Technologies (Series C)	489,458	-		-	489,458	-	127,259
Total						$(3,555,002)	$35,142,509

*	Received as a result of the conversion of 642,557 shares of preferred stock (Series A Jr.).
**	Received as a result of the conversion of 526,228 shares of preferred stock (Series B).

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN NEW TECHNOLOGIES FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.